Investment Objectives and Goals - Nuveen Dividend Growth Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.